Statement of changes in equity (Statement) - EUR (€) € in Millions		Total		Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Rest of non controlling interest [Member]
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2020	[1]	€ 50,020		€ 3,267	€ 23,992	€ 0	€ 42	€ 30,508	€ 0	€ (164)	€ (46)	€ 1,305	€ 0	€ (14,356)	€ (6,949)	€ 12,421
Changes in equity [abstract]
Comprehensive income		1,640		0	0	0	0	0	0	0	0	4,653	0	(2,512)	(1,465)	965
Changes in equity other than total income or expense recognized		(2,900)		0	(393)	0	17	1,333	0	(1,693)	(600)	(1,305)	(532)	391	0	(119)
Issue of equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners		(1,045)		0	(393)	0	0	0	0	0	0	0	(532)	0	0	(119)
Purchase of treasury shares		(1,022)		0	0	0	0	0	0	0	(1,022)	0	0	0	0	0
Sale or issue of treasury shares		438		0	0	0	0	0	0	17	421	0	0	0	0	0
Equity reclassified into financial liabilities		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0		0	0	0	0	1,693	0	(780)	0	(1,305)	0	391	0	0
Increase (decrease) through acquisition of subsidiary, equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(11)		0	0	0	(11)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(1,260)		0	0	0	28	(360)	0	(930)	0	0	0	0	0	1
Equity at end of period (Previously stated [member]) at Dec. 31, 2021	[2]	48,760		3,267	23,599	0	60	31,841	0	(1,857)	(647)	4,653	(532)	(16,476)	(8,414)	13,267
Equity at end of period (Opening balance after adjustment, cumulative effect at date of initial application [member]) at Dec. 31, 2021		48,748		3,267	23,599	0	60	32,019	0	(1,857)	(647)	4,653	(532)	(16,662)	(8,413)	13,261
Equity at end of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2021		(12)		0	0	0	0	178	0	0	0	0	0	(186)	1	(6)
Equity at end of period at Dec. 31, 2021		48,760		3,267	23,599	0	60	31,841	0	(1,857)	(647)	4,653	(532)	(16,476)	(8,414)	13,267
Changes in equity [abstract]
Comprehensive income		7,552		0	0	0	0	0	0	0	0	6,358	0	(158)	947	405
Changes in equity other than total income or expense recognized		(5,783)		(313)	(2,743)	0	3	692	0	4,202	617	(4,653)	(190)	(822)	4,358	(6,935)
Issue of equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0		(313)	(2,743)	0	0	250	0	(355)	3,160	0	0	0	0	0
Dividends recognised as distributions to owners		(2,370)		0	0	0	0	(1,463)	0	0	0	0	(722)	0	0	(185)
Purchase of treasury shares		(2,966)		0	0	0	0	0	0	0	(2,966)	0	0	0	0	0
Sale or issue of treasury shares		432		0	0	0	0	0	0	9	423	0	0	0	0	0
Equity reclassified into financial liabilities		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	[3]	0		0	0	0	0	2,231	0	2,712	0	(4,653)	532	(822)	4,358	(4,358)
Increase (decrease) through acquisition of subsidiary, equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(22)		0	0	0	(22)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	[3]	(857)		0	0	0	25	(326)	0	1,836	0	0	0	0	0	(2,392)
Equity at end of period (Previously stated [member]) at Dec. 31, 2022	[4]	50,615		2,955	20,856	0	63	32,536	0	2,345	(29)	6,420	(722)	(17,432)	(3,112)	6,736
Equity at end of period (Opening balance after adjustment, cumulative effect at date of initial application [member]) at Dec. 31, 2022		50,517		2,955	20,856	0	63	32,711	0	2,345	(29)	6,358	(722)	(17,642)	(3,109)	6,732
Equity at end of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2022		(98)		0	0	0	0	175	0	0	0	(62)	0	(210)	4	(4)
Equity at end of period at Dec. 31, 2022		50,517	[5]	2,955	20,856	0	63	32,711	0	2,345	(29)	6,358	(722)	(17,642)	(3,109)	6,732
Changes in equity [abstract]
Comprehensive income		9,591		0	0	0	0	0	0	0	0	8,019	0	1,388	(213)	397
Changes in equity other than total income or expense recognized		(4,842)		(94)	(1,087)	0	(22)	3,526	0	(331)	(5)	(6,358)	(228)	0	1	(244)
Issue of equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0		(94)	(1,087)	0	0	75	0	(316)	1,422	0	0	0	0	0
Dividends recognised as distributions to owners		(3,071)		0	0	0	0	(1,857)	0	0	0	0	(951)	0	0	(263)
Purchase of treasury shares		(2,166)		0	0	0	0	0	0	0	(2,166)	0	0	0	0	0
Sale or issue of treasury shares		741		0	0	0	0	0	0	1	739	0	0	0	0	0
Equity reclassified into financial liabilities		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0		0	0	0	2	5,651	0	(17)	0	(6,358)	722	0	1	(1)
Increase (decrease) through acquisition of subsidiary, equity		0		0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(41)		0	0	0	(41)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(305)		0	0	0	17	(344)	0	2	0	0	0	0	0	20
Equity at end of period at Dec. 31, 2023		€ 55,265		€ 2,861	€ 19,769	€ 0	€ 40	€ 36,237	€ 0	€ 2,015	€ (34)	€ 8,019	€ (951)	€ (16,254)	€ (3,321)	€ 6,885

[1]	(1) Balances as of December 31, 2020 as originally reported in the Consolidated Financial Statements for the year 2020.
[2]	(1) Balances as of December 31, 2021 as originally reported in the Consolidated Financial Statements for the year 2021.
[3]
(2) The headings "Transfers among components of equity" and "Other increases or decreases in equity" include the effects of the application of IAS 29 "Financial Reporting in Hyperinflationary Economies" in the subsidiaries in Turkey (see Note 2.2.18) for amounts of €1,873 million in "Retained earnings", €1,862 million in "Accumulated other comprehensive income (loss)" and, under the heading of "Minority interests" include, €1,621 million in "Other" and €1,480 million in "Accumulated other comprehensive income (loss)".

[4]	(1) Balances as of December 31, 2022 as originally reported in the Consolidated Financial Statements for the year 2022.
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).